Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Invesco Actively Managed Exchange-Traded Fund Trust
Entity Central Index Key	0001418144
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2023
Document Effective Date	Feb. 28, 2023
Prospectus Date	Feb. 28, 2023
Invesco Focused Discovery Growth ETF | Invesco Focused Discovery Growth ETF
Prospectus:
Trading Symbol	IVDG
Invesco Select Growth ETF | Invesco Select Growth ETF
Prospectus:
Trading Symbol	IVSG
Invesco US Large Cap Core ESG ETF | Invesco US Large Cap Core ESG ETF
Prospectus:
Trading Symbol	IVLC
Invesco Balanced Multi-Asset Allocation ETF | Invesco Balanced Multi-Asset Allocation ETF
Prospectus:
Trading Symbol	PSMB
Invesco Conservative Multi-Asset Allocation ETF | Invesco Conservative Multi-Asset Allocation ETF
Prospectus:
Trading Symbol	PSMC
Invesco Growth Multi-Asset Allocation ETF | Invesco Growth Multi-Asset Allocation ETF
Prospectus:
Trading Symbol	PSMG
Invesco Moderately Conservative Multi-Asset Allocation ETF | Invesco Moderately Conservative Multi-Asset Allocation ETF
Prospectus:
Trading Symbol	PSMM
Invesco Active U.S. Real Estate ETF | Invesco Active U.S. Real Estate ETF
Prospectus:
Trading Symbol	PSR
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF
Prospectus:
Trading Symbol	IHYF
Invesco S&P 500 Downside Hedged ETF | Invesco S&P 500 Downside Hedged ETF
Prospectus:
Trading Symbol	PHDG
Invesco Total Return Bond ETF | Invesco Total Return Bond ETF
Prospectus:
Trading Symbol	GTO
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus:
Trading Symbol	GSY
Invesco Variable Rate Investment Grade ETF | Invesco Variable Rate Investment Grade ETF
Prospectus:
Trading Symbol	VRIG
Invesco Real Assets ESG ETF | Invesco Real Assets ESG ETF
Prospectus:
Trading Symbol	IVRA